Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005527
Shareholder Report [Line Items]
Fund Name	Institutional High Yield Fund
Class Name	Institutional Class
Trading Symbol	TRHYX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2015	954,959	994,541	962,271
2015	935,847	998,790	941,981
2016	902,874	1,016,421	908,672
2016	979,731	1,029,949	992,302
2016	1,029,913	1,053,876	1,050,028
2016	1,039,829	1,020,480	1,056,070
2017	1,089,346	1,030,806	1,107,039
2017	1,109,939	1,046,207	1,126,996
2017	1,124,683	1,059,067	1,140,586
2017	1,136,835	1,053,280	1,152,768
2018	1,136,706	1,036,013	1,153,301
2018	1,129,221	1,042,288	1,153,479
2018	1,148,542	1,047,954	1,179,382
2018	1,127,720	1,039,144	1,156,939
2019	1,170,846	1,068,852	1,203,004
2019	1,193,522	1,108,998	1,216,947
2019	1,235,967	1,154,556	1,256,708
2019	1,251,626	1,151,280	1,268,897
2020	1,248,599	1,193,723	1,276,354
2020	1,206,052	1,213,416	1,232,883
2020	1,274,075	1,229,296	1,315,148
2020	1,312,654	1,235,137	1,359,858
2021	1,339,875	1,210,239	1,395,170
2021	1,364,124	1,208,504	1,416,640
2021	1,392,318	1,228,259	1,448,451
2021	1,377,663	1,220,891	1,431,525
2022	1,357,444	1,178,238	1,404,043
2022	1,294,008	1,109,140	1,341,903
2022	1,249,577	1,086,814	1,294,830
2022	1,255,286	1,064,134	1,303,339
2023	1,284,785	1,063,691	1,327,461
2023	1,294,701	1,085,373	1,342,543
2023	1,343,492	1,073,845	1,387,903
2023	1,374,075	1,076,688	1,416,613
2024	1,422,163	1,099,082	1,473,661
2024	1,439,588	1,099,543	1,493,305
2024	1,500,234	1,152,201	1,561,780
2024	1,527,034	1,150,711	1,596,630
2025	1,551,511	1,162,919	1,622,363
2025	1,568,541	1,159,566	1,632,422

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional High Yield Fund (Institutional Class)	8.96%	5.40%	4.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,642,954,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 8,655,000
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,642,954 Number of Portfolio Holdings416
Holdings [Text Block]
Corporate Bonds	90.1%
Bank Loans	4.9
Securities Lending Collateral	4.8
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.3
Common Stocks	0.2
Short-Term and Other	-2.1

Largest Holdings [Text Block]
TransDigm	2.0%
CCO Holdings	1.9
Venture Global LNG	1.7
Asurion	1.7
Cloud Software Group	1.6
HUB International	1.5
Alliant Holdings Intermediate	1.5
Tenet Healthcare	1.5
Navient	1.4
CSC Holdings	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless